Schedule IV - Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Life Insurance in Force
Direct amount	$ 7,768.3	$ 13,764.2	$ 38,709.9
Ceded to other Companies	7,204.1	13,151.7	38,055.1
Assumed from other Companies	448.1	483.3	514.2
Net amount	$ 1,012.3	$ 1,095.8	$ 1,169.0
Percentage of amount assumed to net	44.30%	44.10%	44.00%
Premiums:
Direct amount	$ 195.7	$ 363.8	$ 750.4
Ceded to other Companies	194.1	362.6	750.2
Assumed Premiums Earned	3.0	3.9	4.6
Net earned premiums	$ 4.6	$ 5.1	$ 4.8
Percentage of amount assumed to net	65.20%	76.50%	95.80%
Benefits:
Direct policyholder benefits	$ 525.1	$ 649.0	$ 763.3
Ceded to other Companies	482.2	605.0	714.6
Policyholder benefits assumed	13.5	12.6	14.4
Net policyholder benefits	$ 56.4	$ 56.6	$ 63.1
Percentage of amount assumed to net	23.90%	22.30%	22.80%
Life insurance
Premiums:
Direct amount	$ 62.9	$ 101.3	$ 185.8
Ceded to other Companies	61.3	99.5	184.3
Assumed Premiums Earned	2.7	2.6	2.9
Net earned premiums	$ 4.3	$ 4.4	$ 4.4
Percentage of amount assumed to net	62.80%	59.10%	65.90%
Benefits:
Direct policyholder benefits	$ 248.4	$ 275.7	$ 294.6
Ceded to other Companies	205.5	231.8	246.0
Policyholder benefits assumed	13.4	12.5	13.9
Net policyholder benefits	$ 56.3	$ 56.4	$ 62.5
Percentage of amount assumed to net	23.80%	22.20%	22.20%
Accident and health insurance
Premiums:
Direct amount	$ 132.8	$ 262.5	$ 564.6
Ceded to other Companies	132.8	263.1	565.9
Assumed Premiums Earned	0.3	1.3	1.7
Net earned premiums	$ 0.3	$ 0.7	$ 0.4
Percentage of amount assumed to net	100.00%	185.70%	425.00%
Benefits:
Direct policyholder benefits	$ 276.7	$ 373.3	$ 468.7
Ceded to other Companies	276.7	373.2	468.6
Policyholder benefits assumed	0.1	0.1	0.5
Net policyholder benefits	$ 0.1	$ 0.2	$ 0.6
Percentage of amount assumed to net	100.00%	50.00%	83.30%